Share-Based Payments	12 Months Ended
Dec. 31, 2018
Share-based Payments
Share-based payments

Note 19 – Share-based payments

A.

During 2015, the Company's board of directors approved grants of an aggregated amount of 2,800,140 non-tradable share options to employees, officers, and consultants of the Company, which are exercisable into 2,800,140 Ordinary Shares. The exercise price of the options is between $ 0.42 and $ 2.30 for each share option. Some of the options include a cashless exercise mechanism.

On November 16, 2016, the Company granted to employees of the Company 976,500 share options (non-tradable), which are exercisable into 976,500 Ordinary Shares. One third of the share options will vest after one year from commencement of employment, and the remaining will vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date, in consideration for an exercise price of $ 0.43 for each share option. The options include a cashless exercise mechanism.

On November 29, 2016, the Company issued non-tradable options to purchase 200,000 Ordinary Shares to four advisors (divided equally among them) at an exercise price of $ 1.95 per share. Such options vest quarterly over one year and expire 3 years from the grant date.

On January 17, 2017, the Company issued 75,000 restricted Ordinary Shares (15,000 ADSs) and non-tradable options to purchase 75,000 Ordinary Shares (15,000 ADSs), to a service provider at an exercise price of $ 10.00 per ADS. The options are exercisable immediately and will expire 18 months from the grant date. The options include a cashless exercise mechanism.

On March 21, 2017, the Company issued 25,000 restricted Ordinary Shares (5,000 ADSs) to a service provider.

On May 10, 2017, the Company issued 25,000 restricted Ordinary Shares (5,000 ADSs) to a service provider.

On May 24, 2017, the Company granted to employees of the Company 1,107,334 share options (non-tradable), which are exercisable into 1,107,334 Ordinary Shares. One third of the share options will vest after one year from commencement of employment, and the remaining will vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date, in consideration for an exercise price of $ 0.46 for each share option. The options include a cashless exercise mechanism.

On November 20, 2017, the Company granted to employees and officer of the Company 710,000 share options (non-tradable), which are exercisable into 710,000 Ordinary Shares. For 460,000 options- One third of the share options will vest after one year from commencement of employment, and the remaining will vest in eight equal quarterly batches over a period of two years. For the remaining 250,000 options- the options will vest on a quarterly basis over a period of three years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date. The exercise price for 460,000 options is $ 0.98 for each share option, and for the remaining 250,000 options- the exercise price is $ 1.56 for each share option. The options include a cashless exercise mechanism.

In January 2018, the Company issued options (non-tradable) to purchase 525,000 Ordinary Shares to officers of the Company at an exercise price of $ 1.59 per share. The share options will vest in 12 equal quarterly batches over a period of three years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date. The options include a cashless exercise mechanism.

In March 2018, the Company issued options (non-tradable) to purchase 30,000 Ordinary Shares to employee of the Company at an exercise price of $ 0.43 per share. One third of the share options will vest after one year from commencement of employment, and the remaining will vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.

In May 2018, the Company issued options (non-tradable) to purchase 653,000 Ordinary Shares to employees and consultant of the Company. 305,000 options are at an exercise price of $ 0.28 per share and 348,000 options are at an exercise price of $ 0.31 per share. For 603,00 options- One third of the share options will vest after one year from commencement of employment, and the remaining will vest in eight equal quarterly batches over a period of two years. The remaining 50,000 options will vest in four equal quarterly batches over a period of one year. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date. 298,000 options include a cashless exercise mechanism.

In August 2018, the Company issued options (non-tradable) to purchase 463,000 Ordinary Shares to employees of the Company. 313,000 options are at an exercise price of $ 0.42 per share and 150,000 options are at an exercise price of $ 0.41 per share. One third of the share options will vest after one year from commencement of employment, and the remaining will vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date. 313,000 options include a cashless exercise mechanism.

In November 2018, the Company issued options (non-tradable) to purchase 981,500 Ordinary Shares to employees and consultant of the Company. 897,500 options are at an exercise price of $ 0.38 per share and 84,000 options are at an exercise price of $ 0.41 per share. One third of the share options will vest after one year from commencement of employment, and the remaining will vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date. 837,500 options include a cashless exercise mechanism.

B.	During 2015, the Company's shareholders approved grants of an aggregated amount of 3,340,878 non-tradable share options to directors (including the chairman of the board), which are exercisable into 3,340,878 Ordinary Shares. The exercise price of the options is between $ 0.44 and $ 2.30 for each share option. The options include a cashless exercise mechanism.

On April 19, 2017, the Company's shareholders approved a grant of 275,000 share options (non-tradable) to a director, which are exercisable into 275,000 Ordinary Shares. The share options will vest in 12 equal quarterly batches over a period of three years, starting from April 20, 2017, and be exercisable during a period of five years from the grant date, in consideration for an exercise price of $ 1.77 for each share option. The options include a cashless exercise mechanism.

In January 2018, the Company issued options (non-tradable) to purchase 300,000 Ordinary Shares to officers of the Company at an exercise price of $ 1.59 per share. The share options will vest in 12 equal quarterly batches over a period of three years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date. 275,000 of the options include a cashless exercise mechanism.

C.	On April 2, 2015, the Company's board of directors approved a grant of 559,097 non-tradable share options to Yissum. 223,697 of those share options are currently outstanding and exercisable.

D.

The fair value of share options is measured using the Black-Scholes formula or Binomial pricing model. Measurement inputs include the share price on the measurement date, the exercise price of the instrument, expected volatility (based on the weighted average volatility of the Company's shares, over the expected term of the options), expected term of the options (based on general option holder behavior and expected share price), expected dividends, and the risk-free interest rate (based on government debentures).

The following is the data used in determining the fair value of the share options:

	19.A- Consultants and Employees	19.B- Directors	19.C- Yissum
Number of share options granted	8,396,222	3,545,000	559,097
Fair value in the grant date (thousand USD)	5,185	3,170	742
Range of share price (USD)	0.28 – 1.80	0.63 – 1.89	1.84
Range of exercise price (USD)	0.28 – 2.30	1.44 – 1.84	0.71
Range of expected share price volatility	40.3%-65.06%	53.75%-61.27%	57.26%
Range of estimated life (years)	1.5 – 9.01	4 – 5	5
Range of weighted average of risk-free interest rate	0.56%-1.98%	0.88%-1.32%	1.15%
Expected dividend yield	-	-	-
Outstanding as of December 31, 2018	5,647,175	2,070,000	223,697
Exercisable as of December 31, 2018	2,476,800	1,913,750	223,697

E.	The number of share options granted to employees and consultants, and included in Note 19.A are as follows:

	2017	2018
Outstanding at January 1	3,799,892	4,609,634
Granted during the year	1,892,334	2,652,500
Exercised during the year	(348,314)	(590,292)
Forfeited during the year	(734,278)	(1,024,667)
Outstanding at December 31	4,609,634	5,647,175
Exercisable as of December 31	2,345,351	2,476,800

The number of share options granted to directors and included in Note 19.B are as follows:

	2017	2018
Outstanding at January 1	3,340,878	3,145,001
Granted during the year	275,000	300,000
Exercised during the year	(370,878)	-
Forfeited during the year	(99,999)	(1,375,001)
Outstanding at December 31	3,145,001	2,070,000
Exercisable as of December 31	2,176,672	1,913,750

F.

The share based payments expenses in 2018 were $ 403,000 (in 2017: $ 1,755,000).

Expenses for share based payments in 2018 include expenses in an amount of approximately $ 12,000 that were capitalized to property, plant and equipment and expenses in an amount of approximately $ 9,000 that were capitalized to inventory.

Expenses for share based payments in 2017 include expenses in an amount of approximately $ 14,000 that were capitalized to property, plant and equipment and expenses in an amount of approximately $ 20,000 that were capitalized to inventory.